Shareholders' Equity - Share Capital (Details)	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 € / shares	Dec. 31, 2014 shares
Class of Stock [Line Items]
Common stock value authorized	€ 126,000,000	$ 126,000,000
Cumulative Preference Shares; authorized (number of shares)	700,000,000	700,000,000
Cumulative Preference Shares; nominal value (in EUR) | € / shares	€ 0.09		€ 0.09
Number of issued shares	439,199,514	433,332,573		438,073,643
Number of treasury shares	9,258,282	5,345,891		5,138,355
Common Stock [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Ordinary Shares, nominal value (in EUR) | € / shares	€ 0.09		0.09
Common Class B [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	9,000	9,000
Ordinary Shares, nominal value (in EUR) | € / shares	€ 0.01		€ 0.01